Material accounting policy information (Policies)	12 Months Ended
Dec. 31, 2025
Material Accounting Policy Information [Abstract]
Going concern	Going concern
The Directors are satisfied that the Group continues to be a going concern as at the date of these financial statements.
Further, the Directors are of the opinion that no asset is likely to be realized for an amount less than the amount at which it is recorded in the consolidated statement of financial position as at December 31, 2025.
As such, no adjustment has been made to the financial statements relating to the recoverability and classification of the asset carrying amounts or the classification of liabilities that might be necessary should the Group not continue as a going concern.

Basis of preparation	Basis of preparation
Telix Pharmaceuticals Limited is a for-profit entity for the purpose of preparing the financial statements.
These general purpose financial statements have been prepared in accordance with International Financial Reporting
Standards as issued by the International Accounting Standards Board ("IFRS Accounting Standards") and Australian
Accounting Standards and Interpretations as issued by the Australian Accounting Standards Board and the Australian
Corporations Act 2001 (Cth).
The financial statements have been prepared on a historical cost basis, except for certain financial instruments, which have been measured at fair value.
1.Comparatives
Where necessary, comparative information has been re-classified to achieve consistency in disclosure with current financial amounts and other disclosures.
2.New and amended standards adopted by the Group
The Group has adopted all relevant new and amended standards and interpretations issued by the International
Accounting Standards Board which are effective for annual reporting periods beginning on January 1, 2025.
3.New standards and interpretations not yet adopted
Certain new accounting standards and interpretations have been published that are not mandatory for December 31,
2025 reporting periods and have not been early adopted by the Group.
4.IFRS 18 Presentation and Disclosure in Financial Statements (effective for annual periods beginning on or after January 1, 2027)
IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of comprehensive income or loss and providing management-defined performance measures within the financial statements.
Management is currently assessing the detailed implications of applying the new standard on the Group’s consolidated financial statements.

Significant changes in the current reporting period	Significant changes in the current reporting period
2.3.1    Change in presentation currency
The Group has retrospectively changed its presentation currency from Australian Dollars to United States Dollars (USD or
US$). The change in presentation currency, in the opinion of the Directors, will provide investors and other stakeholders with a clearer and more reliable understanding of the Group’s business performance and is more comparable to the
Group’s peers, most of which are presented in U.S. Dollars.
The voluntary change in presentational currency is effective from 1 January 2025 and has been accounted for retrospectively in the consolidated financial statements.
The financial report has been recast to USD using the procedures outlined below:
1.Consolidated statement of comprehensive income or loss and consolidated statement of cash flows have been translated into USD using foreign currency rates at the dates of transactions prevailing for the relevant period;
2.Assets and liabilities in the consolidated statement of financial position have been translated into USD at the closing foreign currency rates on the relevant reporting dates;
3.The equity section of the consolidated statement of financial position has been translated into USD as follows:
a.Foreign currency translation reserve, share based payment reserve and accumulated losses have been translated to USD using foreign currency rates at the dates of transactions prevailing for the relevant period.
b.Share capital and share capital reserves have been translated into USD using historical rates;
4.Earnings per share has been translated into USD based on the translated USD net income, translated as described above.

Principles of consolidation	Principles of consolidation
Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. If the Group loses control of a subsidiary, the Group derecognizes the assets and liabilities of the former subsidiary from the consolidated statement of financial position and recognizes the gain or loss associated with the loss of control attributable to the former controlling interest.
Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated on consolidation. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Foreign currency translation	Foreign currency translation
1.Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in U.S. Dollars.
2.Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss. Foreign exchange gains and losses that relate to borrowings are presented in the consolidated statement of comprehensive income or loss, within finance costs. All other foreign exchange gains and losses are presented in the consolidated statement of comprehensive income or loss on a net basis within other income or other expenses.
Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined.
Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss.
3.Group companies
The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy)
that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
•assets and liabilities for each consolidated statement of financial position presented are translated at the closing rate at the date of that consolidated statement of financial position
•income and expenses for each consolidated statement of comprehensive income or loss are translated at actual exchange rates at the dates of the transactions, and
•all resulting exchange differences are recognized in other comprehensive income.
On consolidation, exchange differences arising from the translation of any net investment in foreign entities, and of borrowings and other financial instruments designated as hedges of such investments, are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale. Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.

Business combinations	Business combinations
The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the:
•fair values of the assets transferred
•liabilities incurred to the former owners of the acquired business
•equity interests issued by the Group
•fair value of any asset or liability resulting from a contingent consideration arrangement, and
•fair value of any pre-existing equity interest in the subsidiary.
Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. Acquisition-related costs are expensed as incurred. The excess of the consideration transferred, amount of any non-controlling interest in the acquired entity, and acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the subsidiary acquired, the difference is recognized directly in profit or loss as a bargain purchase.
Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The post-tax discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions. Contingent consideration is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value with changes in fair value recognized in profit or loss.
The acquisition date carrying value of the Group’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in profit or loss. If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Group reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period (see below), or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date. The measurement period is the period from the date of acquisition to the date the Group obtains complete information about facts and circumstances that existed as of the acquisition date and is subject to a maximum of one year.

Current and non-current classification	Current and non-current classification
Assets and liabilities are presented in the consolidated statement of financial position based on current and non- current classification.
An asset is current when it is expected to be realized or intended to be sold or consumed in the Group’s normal operating cycle; it is held primarily for the purpose of trading; it is expected to be realized within 12 months after the reporting period; or the asset is cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period. All other assets are classified as non-current.
A liability is current when it is expected to be settled in the Group’s normal operating cycle; it is held primarily for the purpose of trading; it is due to be settled within 12 months after the reporting period; or there is no right to defer the settlement of the liability for at least 12 months after the reporting period. All other liabilities are classified as non-current.
For instances where a liability is based on sales volumes, the payment expected to be realized within 12 months is current based on the underlying estimate of the timing of sales.
Deferred tax assets and liabilities are always classified as non-current.

Cash and cash equivalents	Cash and cash equivalents
For the purpose of presentation in the consolidated statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts. Bank overdrafts are shown within borrowings in current liabilities in the consolidated statement of financial position.

Trade and other receivables	Trade and other receivables
Trade receivables and other receivables are all classified as financial assets held at amortized cost. Trade receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components when they are recognized at fair value.
Impairment of trade and other receivables
The collectability of trade and other receivables is reviewed on an ongoing basis. Individual debts which are known to be uncollectible are written off when identified. The Group recognizes an impairment provision based upon anticipated lifetime losses of trade receivables.
The anticipated losses are determined with reference to historical loss experience (when it is available) and are regularly reviewed and updated. They are subsequently measured at amortized cost using the effective interest method, less loss allowance. See note 33.4 for further information about the Group’s accounting for trade receivables and description of the Group’s impairment policies.

Inventories	Inventories
Raw materials and stores, work in progress and finished goods
Raw materials and stores, work in progress and finished goods are stated at the lower of cost and net realizable value.
Cost comprises direct materials, direct labor and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity. Cost includes the reclassification from equity of any gains or losses on qualifying cash flow hedges relating to purchases of raw material but excludes borrowing costs. Costs are assigned to individual items of inventory on the basis of weighted average costs. Costs of purchased inventory are determined after deducting rebates and discounts. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Clinical and pre-launch inventory with no alternative use is expensed as produced and recorded as research and development expense.

Property, plant and equipment	Property, plant and equipment
All property, plant and equipment is stated at historical cost less accumulated depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items. Cost may also include transfer from equity of any gains or losses on qualifying cash flow hedges of foreign currency purchases of property, plant and equipment.
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably.
The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.
Depreciation is calculated using the straight-line method to allocate the cost, net of the residual values, over the estimated useful lives. The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
The useful lives of assets are as follows:
•Buildings: 18 years
•Plant and equipment: 3-15 years
•Furniture, fittings and equipment: 3-5 years
•Leased plant and equipment: 3-5 years
Gains and losses on disposals are determined by comparing proceeds with carrying amount. These are included in profit or loss. When revalued assets are sold, it is Group policy to transfer any amounts included in other reserves in respect of those assets to accumulated losses.

Lease liabilities	Lease liabilities
Liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:
•fixed payments (including in-substance fixed payments), less any lease incentives receivable
•variable lease payments that are based on an index or a rate, initially measured using the index or rate as at the commencement date
•amounts expected to be payable by the Group under residual value guarantees
•the exercise price of a purchase option if the Group is reasonably certain to exercise that option, and
•payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.
Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.
Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets	Right-of-use assets
Right-of-use assets are measured at cost comprising the following:
•the amount of the initial measurement of lease liability
•any lease payments made at or before the commencement date less any lease incentives received
•any initial direct costs, and
•restoration costs.
Right-of-use assets are depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.
If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.

Non-current financial assets	Non-current financial assets
Non-current financial assets held for long-term strategic purposes are classified within non-current assets on the consolidated statement of financial position. The financial impacts related to these financial assets are recorded in other comprehensive income.
Non-current financial assets are initially recorded at fair value on their trade date, which is different from the settlement date when the transaction is ultimately effected. Quoted securities are remeasured at each reporting date to fair value based on current market prices. If the market for a financial asset is not active or no market is available, fair values are established using valuation techniques.
Equity securities held as strategic investments are generally designated at the date of acquisition as financial assets valued at fair value through other comprehensive income with no subsequent recycling through profit or loss. Unrealized gains and losses, including exchange gains and losses, are recorded as a fair value adjustment in the consolidated statement of comprehensive income. They are reclassified to retained earnings when the equity security is sold.

Intangible assets	Intangible assets
1.Goodwill
Goodwill on acquisitions of subsidiaries is included in intangible assets. Goodwill is not amortized, but is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold. Goodwill is allocated to cash-generating units for the purpose of impairment testing. The allocation is made to those cash-generating units or group of cash-generating units that are expected to benefit from the business combination in which the goodwill arose.
2.Patents, trademarks, licenses and customer contracts
Separately acquired trademarks and licenses are shown at historical cost. Trademarks, licenses and customer contracts acquired in a business combination are recognized at fair value at the acquisition date. They have a finite useful life and are subsequently carried at cost less accumulated amortization and impairment losses. The useful life of these intangibles assets is 5 to 20 years.
3.Intellectual property
Intellectual property arising from business combinations is recognized at fair value when separately identifiable from goodwill. Intellectual property is recorded as an indefinite life asset when it is not yet ready for use. At the point the asset is ready for use, the useful life is reassessed as a definite life asset and amortized over a period of 5 to 20 years.
Amortization and impairment charges related to currently marketed products are recognized in cost of goods sold.
Assets not available for use are tested annually for impairment. Assets are carried at cost less accumulated impairment losses and/or accumulated amortization. An impairment trigger assessment is performed annually for assets available for use.
4.Research and development
Research expenditure on internal projects is recognized as an expense as incurred. Costs incurred on development projects (relating to the design and testing of new or improved products) are recognized as intangible assets when it is probable that the project will, after considering its commercial and technical feasibility, be completed and generate future economic benefits and its costs can be measured reliably. The expenditure that could be recognized comprises all directly attributable costs, including costs of materials, services, direct labor and an appropriate proportion of overheads.
Other expenditures that do not meet these criteria are recognized as an expense as incurred. As the Group has not met the requirement under the standard to recognize costs in relation to development as intangible assets, these amounts have been expensed within the financial statements.

Impairment of assets	Impairment of assets
Goodwill and intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use.
For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or Groups of assets (cash-
generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Trade and other payables	Trade and other payables
These amounts represent liabilities for goods and services provided to the Group prior to the reporting date which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Provisions	Provisions
Provisions are recognized when the Group has a present (legal or constructive) obligation as a result of a past event, it is probable the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation. If the time value of money is material, provisions are discounted using a current pre-tax rate specific to the liability. The increase in the provision resulting from the passage of time is recognized as a finance cost.
Decommissioning liability
The Group has recognized a provision for its obligation to decommission its radiopharmaceutical production facility at the end of its operating life. At the end of a facility’s life, costs are incurred in safely removing certain assets involved in the production of radioactive isotopes. The Group recognizes the full discounted cost of decommissioning as an asset and liability when the obligation to restore sites arises. The decommissioning asset is included within property, plant and equipment with the cost of the related installation. The liability is included within provisions. Revisions to the estimated costs of decommissioning which alter the level of the provisions required are also reflected in adjustments to the decommissioning asset. The amortization of the asset is included in the consolidated statement of comprehensive income or loss and the unwinding of discount of the provision is included within Finance costs. Further detail has been provided in note 27.2.

Contingent consideration	Contingent consideration
The contingent consideration liabilities associated with business combinations are measured at fair value which has been calculated with reference to our judgment of the expected probability and timing of the potential future milestone payments, which is then discounted to a present value using appropriate discount rates with reference to the Group’s weighted average cost of capital. Subsequent changes in estimates for contingent consideration liabilities are recognized in Other gains/(losses) (net). The effect of unwinding the discount over time is recognized in Finance costs.
Contingent consideration in connection with the purchase of individual assets outside of business combinations is recognized as a liability only when a non-contingent obligation arises (i.e. when milestone is met). Where the contingent consideration is payable in shares, or the group has an election to pay in shares, it is accounted for as an equity settled share-based payment. Equity settled share-based payments are recognized at their fair value at the date control of the asset is obtained. The determination of whether the payment should be capitalized or expensed is usually based on the reason for the contingent payment. If the contingent payment is based on regulatory approvals received (i.e.
development milestone), it will generally be capitalized as the payment is incidental to the acquisition so the asset may be made available for its intended use. If the contingent payment is based on period volumes sold (i.e. sales related milestone), it will generally be expensed.
Changes in the fair value of liabilities from contingent consideration will be capitalized or expensed based on the nature of the asset acquired (refer above), except for the effect from unwinding discounts. Interest rate effects from unwinding of discounts are recognized as finance costs. The fair value of equity-settled share-based payments is not re-assessed once the asset has been recognized.

Employee benefits	Employee benefits
Employee benefits are recognized as an expense, unless the cost qualifies to be capitalized as an asset.
1.Short-term obligations
Liabilities for wages and salaries, including non-monetary benefits and annual leave that is expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period. These liabilities are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the consolidated statement of financial position.
2.Other long-term employee benefit obligations
The liabilities for long service leave are not expected to be settled wholly within 12 months after the end of the period in which the employees render the related service. They are therefore measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the end of the reporting period of high-quality corporate bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows. Remeasurements as a result of experience adjustments and changes in actuarial assumptions are recognized in profit or loss.
The obligations are presented as current liabilities in the consolidated statement of financial position if the entity does not have an unconditional right to defer settlement for at least 12 months after the reporting period, regardless of when the actual settlement is expected to occur.
3.Share-based payments
Equity-settled share-based compensation benefits are provided to certain employees. Equity-settled transactions are awards of shares, options or performance rights over shares, that are provided to employees. The cost of equity-settled transactions is measured at fair value on grant date. Fair value is determined using the Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the option and volatility. No account is taken of any other vesting conditions.
If the non-vesting condition is within the control of the consolidated entity or employee, the failure to satisfy the condition is treated as a cancellation. If the condition is not within the control of the consolidated entity or employee and is not satisfied during the vesting period, any remaining expense for the award is recognized over the remaining vesting period, unless the award is forfeited. If equity-settled awards are cancelled, it is treated as if it has vested on the date of cancellation, and any remaining expense is recognized immediately. If a new replacement award is substituted for the cancelled award, the cancelled and new awards are treated as if they were a modification.
4.Termination benefits
Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits at the earlier of the following dates:
•when the Group can no longer withdraw the offer of those benefits, and
•when the entity recognizes costs for a restructuring that is within the scope of IAS 37 Provisions, Contingent
Liabilities and Contingent Assets and involves the payment of termination benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after the end of the reporting period are discounted to present value.

Borrowings	Borrowings
Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw- down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.
The fair value of the liability portion of a convertible bond is determined using a market interest rate for an equivalent non-convertible bond. This amount is recorded as a liability on an amortized cost basis until extinguished on conversion or maturity of the bonds. The remainder of the proceeds is allocated to the conversion option. This is recognized and included in share capital reserve within equity.
Borrowing costs that are directly attributable to the construction of qualifying assets are capitalized as part of the cost of the relevant asset.
Borrowings are removed from the consolidated statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss as other income or finance costs.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Revenue	Revenue
Revenue is measured at the fair value of the consideration received or receivable. Amounts disclosed as revenue are net of returns, trade allowances, rebates and amounts collected on behalf of third parties.
Revenue is recognized using a five step approach in accordance with IFRS 15 Revenue from Contracts with Customers to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the
Group expects to be entitled in exchange for those goods or services.
Distinct promises within the contract are identified as performance obligations. The transaction price of the contract is measured based on the amount of consideration the Group expects to be entitled to from the customer in exchange for goods or services. Factors such as requirements around variable consideration, significant financing components, non-
cash consideration, or amounts payable to customers also determine the transaction price. The transaction is then allocated to separate performance obligations in the contract based on relative standalone selling prices.
Revenue is recognized when, or as, performance obligations are satisfied, which is when control of the promised good or service is transferred to the customer.
Amounts received prior to satisfying the revenue recognition criteria are recorded as contract liabilities. Amounts expected to be recognized as revenue within the 12 months following the consolidated statement of financial position date are classified within current liabilities. Amounts not expected to be recognized as revenue within the 12 months following the consolidated statement of financial position date are classified within non-current liabilities.
1.Sales of goods
The Group’s revenue recognition policy has been updated below to reflect the impact of the acquisition of RLS.
Sales are recognized at a point-in-time when control of the products has transferred, being when the products are delivered to the customer. Further, in determining whether control has transferred, Telix considers if there is a present right to payment and legal title, along with risks and rewards of ownership having transferred to the customer. Revenue from sales is recognized based on the price specified in the contract, net of the estimated volume discounts and rebates.
Accumulated experience is used to estimate and provide for discounts, using the expected value method, and revenue is recognized to the extent that it is highly probable that a significant reversal will not occur. No element of financing is deemed present as the sales are made with credit terms ranging from 30 to 45 days, which is consistent with market practice.
Where the Group uses third-party distributors to facilitate the supply of a product, a fee is charged for the radiolabeling process, with control transferring to the customer once the radiolabeling process is completed. This fee is expensed within Cost of sales in the Consolidated statement of comprehensive income or loss.
With the acquisition of RLS, the Group has the ability to perform the radiolabeling process for existing Telix products. The cost of radiolabeling for Telix products is recognized within Cost of sales in the Consolidated statement of comprehensive income or loss.
2.Licenses of intellectual property
When licenses of intellectual property are distinct from other goods or services promised in the contract, the transaction price is allocated to the license as revenue upon transfer of control of the license to the customer. All other promised goods or services in the license agreement are evaluated to determine if they are distinct. If they are not distinct, they are combined with other promised goods or services.
The transaction price allocated to the license performance obligation is recognized based on the nature of the license arrangement. The transaction price is recognized over time if the nature of the license is a ‘right to access’ license. This is where the Group performs activities that significantly affect the intellectual property to which the customer has rights, the rights granted by the license directly expose the customer to any positive or negative effects of the Group’s activities, and those activities do not result in the transfer of a good or service to the customer as those activities occur.
When licenses do not meet the criteria to be a right to access license, the license is a ’right to use’ license, and the transaction price is recognized at the point in time when the customer obtains control over the license.
3.Research and development services
Where research and development ("R&D") services do not significantly modify or customize the license nor are the license and development services significantly interrelated or interdependent, the provision of R&D services is considered to be distinct. The transaction price is allocated to the R&D services based on a cost-plus margin approach.
Revenue is recognized over time based on the costs incurred to date as a percentage of total forecast costs.
Reforecasting of total costs is performed at the end of each reporting period to ensure that costs recognized represent the goods or services transferred.
4.Manufacturing services
Revenue from providing contract manufacturing services is recognized in the period in which the services are rendered.
For fixed-price contracts, revenue is recognized based on the actual service provided to the end of the reporting period as a proportion of the total services to be provided, because the customer receives and uses the benefits simultaneously. This is determined based on the actual time spent to deliver the service relative to the total expected hours.
For instances where contracts include multiple deliverables, such as the sale of consumables and irradiation systems, each deliverable is therefore accounted for as a separate performance obligation. Where the contracts include multiple performance obligations, the transaction price is allocated to each performance obligation based on the stand-alone selling prices. Where these are not directly observable, they are estimated based on expected cost plus margin. If contracts include the installation of systems, revenue for the system is recognized at a point in time when control is transferred to the customer. The customer obtains control at the point in time when the system is delivered to the customer in accordance with the agreed terms and the customer accepted the system.
5.Financing component
The existence of a significant financing component in the contract is considered under the five-step method under IFRS
15 Revenue from Contracts with Customers.
If the timing of payments agreed to by the parties to the contract (either explicitly or implicitly) provides the customer or the Group with a significant benefit of financing the transfer of goods or services to the customer, the promised amount of consideration will be adjusted for the effects of the time value of money when determining the transaction price.
6.Milestone revenue
The five-step method under IFRS 15 Revenue from Contracts with Customers is applied to measure and recognize milestone revenue.
The receipt of milestone payments is often contingent on meeting certain clinical, regulatory or commercial targets, and is therefore considered variable consideration.
The transaction price of the contingent milestone is estimated using the most likely amount method. Within the transaction price, some or all of the amount of the contingent milestone is included only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the contingent milestone is subsequently resolved. Milestone payments that are not within the control of the Group, such as regulatory approvals, are not considered highly probable of being achieved until those approvals are received.
Any changes in the transaction price are allocated to all performance obligations in the contract unless the variable consideration relates only to one or more, but not all, of the performance obligations. When consideration for milestones is a sale-based or usage-based royalty that arises from licenses of intellectual property (such as cumulative net sales targets), revenue is recognized at the later of when (or as) the subsequent sale or usage occurs, or when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).
7.Sales-based or usage-based royalties
Licenses of intellectual property can include royalties that are based on the customer’s usage of the intellectual property or sale of products that contain the intellectual property. The specific exception to the general requirements of variable consideration and the constraint on variable consideration for sales-based or usage-based royalties promised in a license of intellectual property is applied. The exception requires such revenue to be recognized at the later of when (or
as) the subsequent sale or usage occurs and the performance obligation to which some or all of the sales-based or usage-based royalty has been allocated has been satisfied (or partially satisfied).
8. Distribution services
Where RLS is a distributor for third-party customers, revenue is recognized via a service fee when it satisfies the performance obligation of the radiolabeling process. On completion of the radiolabeling process, control of the product transfers to RLS, which also recognizes revenue from the sale of goods once all performance obligations have been satisfied with the customer. These patient specific doses are transported and delivered to imaging clinics within specific time frames. Revenue is recognized in Revenue from contracts with customers within the Consolidated statement of comprehensive income and loss.
Distribution services contracts are generally fixed-price per dose and as such revenue is recognized on successful delivery of a ready-to-inject dose, as the customer receives and uses the benefits simultaneously.

Government grants	Government grants
Income from government grants is recognized at fair value where there is a reasonable assurance that the grant will be received, and the Group will comply with all attached conditions. Income from government grants is recognized in the consolidated statement of comprehensive income or loss on a systematic basis over the periods in which the Group recognizes as an expense the related costs for which the grants are intended to compensate.

Income tax	Income tax
The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.
Included in income tax expense for the period is the effect of Australian R&D tax credits which may only be offset against
Australian taxable income. As such, they are recognized as a component of income tax expense.
Tax consolidation regime
Telix Pharmaceuticals Limited and its wholly owned Australian resident entities have formed a tax-consolidated group and are therefore taxed as a single entity. The head entity within the tax-consolidated group is Telix Pharmaceuticals
Limited. As a consequence, the deferred tax assets and deferred tax liabilities of these entities have been offset in the consolidated financial statements.

Sales taxes and Goods and Services Tax (GST)	Sales taxes and Goods and Services Tax (GST)
Revenues, expenses and assets are recognized net of the amount of associated sales taxes and GST, unless the GST incurred is not recoverable from the taxation authority. In this case it is recognized as part of the cost of acquisition of the asset or as part of the expense.
Cash flows are presented on a gross basis. The GST components of cash flows arising from investing or financing activities which are recoverable from, or payable to the taxation authority, are presented as operating cash flows.

Earnings per share	Earnings per share
1.Basic earnings per share
Basic earnings per share is calculated by dividing: the profit attributable to owners of the Company, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial period, adjusted for bonus elements in ordinary shares issued during the period and excluding treasury shares.
2.Diluted earnings per share
Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account:
the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

Fair value measurement	Fair value measurement
Certain judgments and estimates are made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards. The different levels have been defined as follows:
•Level 1: fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets is the current bid price.
•Level 2: fair value of financial instruments that are not traded in an active market is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
•Level 3: if one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.
There were no transfers between level 1, 2 and 3 for recurring fair value measurements during the year. The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels at the end of the reporting period.
Certain judgments and estimates are made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements.

Key judgments and estimates	Key judgments and estimates
In the process of applying the Group’s accounting policies, a number of judgments and estimates of future events are required.
1.Impairment assessment – carrying value of goodwill and intangible assets
The assessment of impairment of the goodwill and intangible assets has required estimates and judgments to be made.
The inputs for these have been outlined in note 21.
2.Contingent consideration and decommissioning liabilities
The Group has identified the contingent consideration and decommissioning liabilities as balances requiring estimates and significant judgments. These estimates and judgments have been outlined in note 27 and note 28.